Financial risk management (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets	$ 792,132	$ 792,944
Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	515,871	620,537
Cash And Cash Equivalents [Member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	64,464	251,962
Cash And Cash Equivalents [Member] | Credit Rating A Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1	1
Cash And Cash Equivalents [Member] | Credit Rating Aa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	57,071	95,461
Cash And Cash Equivalents [Member] | Credit Rating Aa Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	32,544	18,714
Cash And Cash Equivalents [Member] | Credit Rating Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	172,533	127,151
Cash And Cash Equivalents [Member] | Credit Rating A [Member]
IfrsStatementLineItems [Line Items]
Financial assets	331	33,014
Cash And Cash Equivalents [Member] | Credit Rating Aminus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	29,923	61,935
Cash And Cash Equivalents [Member] | Credit Rating B B B Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	58,527
Cash And Cash Equivalents [Member] | Credit Rating B B B [Member]
IfrsStatementLineItems [Line Items]
Financial assets	52,290
Cash And Cash Equivalents [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	48,187	32,299
Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	5,687	19,693
Financial Investments [Member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	5,608	19,638
Financial Investments [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	79	55
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	36,767	5,282
Derivatives [member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,089	71
Derivatives [member] | Credit Rating Aa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	4,421
Derivatives [member] | Credit Rating Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,014	450
Derivatives [member] | Credit Rating A [Member]
IfrsStatementLineItems [Line Items]
Financial assets		842
Derivatives [member] | Credit Rating Aminus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	28,243	3,919
Other assets [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,080	883
Other assets [member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1,080	883
Local [Member] | Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	112,651	272,127
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	64,464	251,962
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating A Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1	1
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aa [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating A [Member]
IfrsStatementLineItems [Line Items]
Financial assets		8,265
Local [Member] | Cash And Cash Equivalents [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	48,186	11,899
Local [Member] | Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial assets	5,687	19,693
Local [Member] | Financial Investments [Member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	5,608	19,638
Local [Member] | Financial Investments [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	79	55
Local [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	2,089	71
Local [Member] | Derivatives [member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,089	71
Local [Member] | Derivatives [member] | Credit Rating Aa [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Local [Member] | Other assets [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,080	883
Local [Member] | Other assets [member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1,080	883
Globall [Member] | Cash And Cash Equivalents [Member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Globall [Member] | Cash And Cash Equivalents [Member] | Credit Rating A Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets
Globall [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	57,071	95,461
Global [Member] | Cash And Cash Equivalents [Member]
IfrsStatementLineItems [Line Items]
Financial assets	403,220	348,410
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aa Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	32,544	18,714
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	172,533	127,151
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating A [Member]
IfrsStatementLineItems [Line Items]
Financial assets	331	24,749
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating Aminus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	29,923	61,935
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating B B B Plus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	58,527
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating B B B [Member]
IfrsStatementLineItems [Line Items]
Financial assets	52,290
Global [Member] | Cash And Cash Equivalents [Member] | Credit Rating No Rating [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1	20,400
Global [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	34,678	5,211
Global [Member] | Derivatives [member] | Credit Rating Aa [Member]
IfrsStatementLineItems [Line Items]
Financial assets	4,421
Global [Member] | Derivatives [member] | Credit Rating Aplus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	2,014	450
Global [Member] | Derivatives [member] | Credit Rating A [Member]
IfrsStatementLineItems [Line Items]
Financial assets		842
Global [Member] | Derivatives [member] | Credit Rating Aminus [Member]
IfrsStatementLineItems [Line Items]
Financial assets	28,243	3,919
Global [Member] | Other assets [member]
IfrsStatementLineItems [Line Items]
Financial assets
Global [Member] | Other assets [member] | Credit Rating AAA [Member]
IfrsStatementLineItems [Line Items]
Financial assets